STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Liquidation Basis
ASSETS
Net Assets	$ 9,103,374
Net Assets, representing
Equity of contract owners	5,046,093
Equity of Pruco Life Insurance Company of New Jersey	$ 4,057,281
Portfolio shares held	194,857
Portfolio net asset value per share	$ 46.72
Contract owner units outstanding	1,319,829
Liquidation Basis | At net realizable value
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 9,103,374
Going Concern Basis
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership		$ 8,796,142
Net Assets		8,796,142
Net Assets, representing
Equity of contract owners		5,527,399
Equity of Pruco Life Insurance Company of New Jersey		$ 3,268,743
Portfolio shares held		194,857
Portfolio net asset value per share		$ 45.14
Contract owner units outstanding		1,486,174